Related Party Balances and Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Ordinary shares to be issued to Everest	¥ 258,119	$ 37,076
Everest [Member]
Related Party Transaction [Line Items]
Research and development funding received			¥ 178,715
Ordinary shares to be issued to Everest	¥ 258,119	$ 37,076